UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

9/30

Date of reporting period:   12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value

	COMMON STOCKS - 99.4%
	APPAREL - 3.0%
8,335	Under Armour, Inc. *	$ 727,646

	BEVERAGES - 2.8%
10,820	Monster Beverage Corp. *	733,271

	BIOTECHNOLOGY - 12.6%
4,940	Amgen, Inc.	563,950
5,174	Celgene Corp. *	874,199
7,850	Illumina, Inc.	868,367
2,620	Regeneron Pharmaceuticals, Inc.	721,129
		3,027,645
	CHEMICALS - 1.9%
3,970	Monsanto Co.	462,704

	COMMERCIAL SERVICES - 6.9%
13,785	Hertz Globabl Holdings, Inc. *	394,527
1,507	Mastercard, Inc.	1,259,037
		1,653,564
	COMPUTERS - 4.9%
1,483	Apple, Inc.	832,126
8,550	NetApp, Inc.	351,747
		1,183,873
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
14,665	Discover Financial Services	820,507
10,010	Ocwen Financial Corp. *	555,055
		1,375,562

	ELECTRONICS - 0.5%
2,669	Allegion PLC *	117,943

	ENGINEERING & CONSTRUCTION - 3.1%
8,885	Chicago Bridge & Iron Co. NV	738,699

	INSURANCE - 1.0%
2,525	Prudential Financial Inc.	232,856

	INTERNET - 18.1%
2,465	Amazon.com, Inc. *	983,017
848	Google, Inc.	950,362
2,085	LinkedIn Corp. - Cl. A *	452,091
2,295	Netflix, Inc. *	844,950
5,935	TripAdvisor, Inc. *	491,596
15,370	Yahoo!, Inc. *	621,563
		4,343,579
	IRON/STEEL - 2.8%
12,430	Nucor Corp.	663,513

	MACHINERY - 2.9%
4,879	Cummins, Inc.	687,793

	MEDIA - 9.9%
10,290	Discovery Communications, Inc.	930,421
13,345	Nielsen Holdings NV	612,402
3,500	Scripps Networks Interactive Inc.	302,435
6,800	Walt Disney Co.	519,520
		2,364,778
	MISCELLANEOUS MANUFACTURING - 2.1%
8,007	Ingersoll-Rand PLC	493,231

	OIL & GAS - 2.1%
2,975	EOG Resources, Inc.	499,324

	OIL & GAS SERVICES - 1.3%
6,240	Halliburton Co.	316,680

	RETAIL - 3.8%
11,560	Starbucks Corp.	906,188

	SEMICONDUCTORS -6.7%
14,720	ARM Holdings PLC	805,773
10,834	QUALCOMM, Inc.	804,425
		1,610,198
	SOFTWARE - 5.2%
32,780	Activision Blizzard, Inc.	584,467
13,965	Akamai Technologies, Inc. *	658,869
		1,243,336
	TRANSPORTATION - 1.8%
3,555	Kansas City Southern	440,216

	TOTAL COMMON STOCKS (Cost $17,970,224)	23,822,599

	SHORT-TERM INVESTMENTS - 0.7%
169,078	Federated Treasury Obligations Fund, Institutional Class, 0.01%(Cost $169,078)	169,078

	TOTAL INVESTMENTS - 100.1% (Cost $18,139,302) (a)	$ 23,991,677
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(37,291)
	TOTAL NET ASSETS - 100.0%	$ 23,954,386

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is 18,159,480 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 5,929,126
	Unrealized depreciation	(96,929)
	Net unrealized appreciation	$ 5,832,197

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,822,599	$ -	$ -	$ 23,822,599
Short-Term Investments	169,078	-	-	169,078
Total	$ 23,991,677	$ -	$ -	$ 23,991,677

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

2/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

2/21/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/21/2014